OTHER INCOME, NET (Schedule of Components of Other Income, Net) (Details) - USD ($) $ in Millions		3 Months Ended
	Nov. 14, 2014	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2012
ESA Cultural Investment (Hong Kong) limited
OTHER INCOME (EXPENSES), NET
Loans receivable, maximum borrowing amount								$ 5.6
Proceeds from Collection of Loans Receivable				$ 6.0
Proceeds from Interest Received				1.1
ESA Cultural Investment (Hong Kong) limited | Other income (expense), net
OTHER INCOME (EXPENSES), NET
Loan amount reserved due to collectability risk				$ 2.8
UiTV
OTHER INCOME (EXPENSES), NET
Loan amount reserved due to collectability risk							$ 2.3
Inphi Corporation
OTHER INCOME (EXPENSES), NET
Shares received in exchange of interest in related party	124,395
Equity Securities Sold During Period Shares						124,395
Proceeds from sale of equity						$ 2.4
Realized gain on other income						$ 0.6
Cash proceeds from sale of assets					$ 0.7
Net carrying value of assets sold					$ 0.0
Escrow deposit			$ 0.3
Inphi Corporation | Other income (expense), net
OTHER INCOME (EXPENSES), NET
Escrow deposit		$ 0.1
Cortina
OTHER INCOME (EXPENSES), NET
Investment Ownership Percentage Disposed Of	1.00%